Derivative Financial Instruments	6 Months Ended
Jun. 30, 2020
Derivative Financial Instruments
Derivative Financial Instruments

13. Derivative Financial Instruments

The fair value of the derivative assets is as follows:

	December 31,	June 30,
	2019	2020
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	365	—
Forward foreign exchange contracts	7	—
Total	372	—
Derivative financial instruments, current asset	372	—
Total	372	—

The fair value of the derivative liabilities is as follows:

	December 31,	June 30,
	2019	2020
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	9,233	21,016
Forward foreign exchange contracts	62	124
Total	9,295	21,140
Derivative financial instruments, current liability	2,607	8,864
Derivative financial instruments, non-current liability	6,688	12,276
Total	9,295	21,140

Interest rate swap agreements

The Partnership enters into interest rate swap agreements which convert the floating interest rate exposure into a fixed interest rate in order to hedge a portion of the Partnership’s exposure to fluctuations in prevailing market interest rates. Under the interest rate swaps, the counterparty effects quarterly floating-rate payments to the Partnership for the notional amount based on the three-month USD London Interbank Offered Rate (“LIBOR”), and the Partnership effects quarterly payments to the counterparty on the notional amount at the respective fixed rates.

Interest rate swaps held for trading

The principal terms of the interest rate swaps held for trading were as follows:

					Fixed	Notional Amount
				Termination	Interest	December 31,	June 30,
Company	Counterparty	Trade Date	Effective Date	Date	Rate	2019	2020
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2020	1.34%	130,000	130,000
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2021	1.43%	130,000	130,000
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2022	1.515%	130,000	130,000
GasLog Partners	GasLog	July 2017	July 2017	June 2022	2.19% / 1.99%*	80,000	80,000
GasLog Partners	GasLog	May 2018	May 2018	April 2023	2.95%	80,000	80,000
GasLog Partners	GasLog	Dec 2018	Jan 2019	Jan 2024	2.9357%	75,000	75,000
					Total	625,000	625,000

*    Pursuant to the Credit Support Annex entered into in March 2020, whereby GasLog Partners agreed to effect deposit cash collateral payments with GasLog in connection with its derivative instruments with GasLog (Note 3), the fixed interest rates of the interest rate swaps were decreased by 20 basis points or 0.2%.

The derivative instruments listed above were not designated as cash flow hedging instruments as of June 30, 2020. The change in the fair value of the interest rate swaps for the three and six months ended June 30, 2020 amounted to a gain of $1,034 and a loss of $12,148, respectively (for the three and six months ended June 30, 2019, a loss of $9,112 and $14,609, respectively), which was recognized in profit or loss in the period incurred and is included in Loss/(gain) on derivatives. During the three and six months ended June 30, 2020, the gain of $1,034/loss of $12,148, respectively (Note 14), was attributable to changes in the LIBOR yield curve, which was used to calculate the present value of the estimated future cash flows, resulting in a decrease/increase in net derivative liabilities from interest rate swaps held for trading.

Forward foreign exchange contracts

The Partnership uses non-deliverable forward foreign exchange contracts to mitigate foreign exchange transaction exposures in Euros (“EUR”) and Singapore Dollars (“SGD”). Under these non-deliverable forward foreign exchange contracts, the counterparties (GasLog and the Partnership) settle the difference between the fixed exchange rate and the prevailing rate on the agreed notional amounts on the respective settlement dates. All forward foreign exchange contracts are considered by management to be part of economic hedge arrangements but have not been formally designated as such.

Forward foreign exchange contracts held for trading

The principal terms of the forward foreign exchange contracts held for trading are as follows:

					Fixed
			Number of		Exchange Rate
Company	Counterparty	Trade Date	contracts	Settlement Date	(USD/EUR)	Notional Amount
GasLog Partners	GasLog	Dec 2019	6	Jul 2020 - Dec 2020	1.1350 - 1.1456	€9,600
					Total	€9,600

					Fixed
			Number of		Exchange Rate
Company	Counterparty	Trade Date	contracts	Settlement Date	(USD/SGD)	Notional Amount
GasLog Partners	GasLog	Dec 2019	3	Jul 2020 - Sep 2020	1.3549	S$750
					Total	S$750

The derivative instruments listed above were not designated as cash flow hedging instruments as of June 30, 2020. The change in the fair value of these contracts for the three and six months ended June 30, 2020 amounted to a gain of $401 and a loss of $69, respectively (for the three and six months ended June 30, 2019, a gain of $466 and $356, respectively), which was recognized in profit or loss in the period incurred and included in Loss/(gain) on derivatives (Note 14).